Condensed Consolidating Statements of Operations and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	12 Months Ended			27 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 299,113	$ 350,400		$ 374,900		$ 330,400		$ 333,220		$ 361,000		$ 373,000		$ 365,300		$ 375,300		$ 1,388,899	$ 1,474,612	$ 1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	302,377							291,859										1,179,085	1,272,630	1,460,290
Depreciation, amortization, and depletion	25,683							25,980										104,730	118,178	125,295
Selling, general, and administrative expenses	17,592	17,800		18,000		19,200		18,796		18,200		17,500		19,900		18,800		73,777	74,415	78,059
Goodwill impairment																		0	0	18,695
Restructuring charges	0	100	[1]	100	[1]	200	[1]	1,016	[1]	5,400	[1]	97,000	[1]	(100)	[1]	100	[1]	1,378	102,404	24,464	128,246
Other operating income	0	0	[2]	0	[2]	(700)	[2]	(3,285)	[2]	60,600	[2]	0	[2]	0	[2]	0	[2]	(3,971)	(60,594)	0
Interest income	0							(9)										(25)	(8)	(99)
Interest expense	34,477	34,300		34,400		34,400		34,660		36,800		33,200		33,300		32,100		137,728	135,461	126,607
Other (income) loss, net	9,585	5,100		100		100		2,572		(100)		0		(22,100)		29,600		7,965	7,379	26,042
Net loss	(90,610)	(20,000)		(9,800)		(43,000)		(38,378)		25,500		(104,700)		(20,700)		(73,900)		(111,206)	(173,829)	(137,061)
Other comprehensive income (loss)	213							717										13,838	3,385	(12,404)
Comprehensive loss	(90,397)							(37,661)										(97,368)	(170,444)	(149,465)
VERSO PAPER HOLDINGS LLC
Condensed Financial Statements, Captions [Line Items]
Net sales	299,113							333,220										1,388,899	1,474,612	1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	302,377							291,859										1,179,085	1,272,630	1,460,290
Depreciation, amortization, and depletion	25,683							25,980										104,730	118,178	125,295
Selling, general, and administrative expenses	17,592							18,796										73,777	74,364	78,007
Goodwill impairment																		0	0	10,551
Restructuring charges	0							1,016										1,378	102,404	24,464
Other operating income	0							(3,285)										(3,971)	(60,594)
Interest income	(379)							(388)										(1,539)	(1,523)	(1,614)
Interest expense	34,856							34,439										138,626	127,943	122,213
Other (income) loss, net	9,585							2,572										7,965	7,380	25,812
Equity in net loss of subsidiaries	0							0										0	0	0
Net loss	(90,601)							(37,769)										(111,152)	(166,170)	(122,529)
Other comprehensive income (loss)	213							717										13,838	3,385	(12,404)
Comprehensive loss	(90,388)							(37,052)										(97,314)	(162,785)	(134,933)
VERSO PAPER HOLDINGS LLC | Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net sales																				0
Cost of products sold (exclusive of depreciation, amortization, and depletion)																				0
Depreciation, amortization, and depletion																				0
Selling, general, and administrative expenses																				0
Goodwill impairment																				0
Restructuring charges																				0
Interest income	(35,029)							(34,078)										(138,298)	(129,801)	(124,366)
Interest expense	35,029							34,078										138,298	129,801	124,366
Other (income) loss, net								2,572										2,800	8,244	26,091
Equity in net loss of subsidiaries	90,601							37,769										(108,352)	(157,926)	(96,438)
Net loss	(90,601)							(40,341)										(111,152)	(166,170)	(122,529)
Other comprehensive income (loss)	213							717										13,838	3,385	(12,404)
Comprehensive loss	(90,388)							(39,624)										(97,314)	(162,785)	(134,933)
VERSO PAPER HOLDINGS LLC | Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales	299,113							333,220										1,388,899	1,474,612	1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	302,377							291,859										1,179,085	1,272,630	1,460,290
Depreciation, amortization, and depletion	25,415							25,711										103,655	117,014	125,121
Selling, general, and administrative expenses	17,923							19,196										75,452	76,039	78,038
Goodwill impairment																				10,551
Restructuring charges								1,016										1,378	102,404	24,464
Other operating income								3,285										(3,971)	(60,594)
Interest income	(379)							(388)										(1,539)	(1,523)	(1,560)
Interest expense	34,470							34,053										137,083	126,399	121,883
Other (income) loss, net	9,585																	5,165	(864)	(279)
Equity in net loss of subsidiaries																				0
Net loss	(90,278)							(34,942)										(107,409)	(156,893)	(96,019)
Other comprehensive income (loss)	213							717										13,838	3,385	(12,404)
Comprehensive loss	(90,065)							(34,225)										(93,571)	(153,508)	(108,423)
VERSO PAPER HOLDINGS LLC | Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Net sales																				0
Cost of products sold (exclusive of depreciation, amortization, and depletion)																				0
Depreciation, amortization, and depletion	268							269										1,075	1,164	174
Selling, general, and administrative expenses	(339)							(408)										(1,707)	(1,707)	(156)
Goodwill impairment																				0
Restructuring charges																				0
Other operating income
Interest income																				(54)
Interest expense	394							394										1,574	1,575	361
Other (income) loss, net																				0
Equity in net loss of subsidiaries																				0
Net loss	(323)							(255)										(942)	(1,032)	(325)
Other comprehensive income (loss)																				0
Comprehensive loss	(323)							(255)										(942)	(1,032)	(325)
VERSO PAPER HOLDINGS LLC | Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Net sales																				0
Cost of products sold (exclusive of depreciation, amortization, and depletion)																				0
Depreciation, amortization, and depletion	14							14										55	55	55
Selling, general, and administrative expenses	8							8										32	32	125
Goodwill impairment																				0
Restructuring charges																				0
Interest income	(387)							(387)										(1,546)	(1,546)	(1,546)
Interest expense	379							379										1,515	1,515	1,515
Other (income) loss, net																				0
Equity in net loss of subsidiaries																				0
Net loss	(14)							(14)										(56)	(56)	(149)
Other comprehensive income (loss)																				0
Comprehensive loss	(14)							(14)										(56)	(56)	(149)
VERSO PAPER HOLDINGS LLC | Eliminations
Condensed Financial Statements, Captions [Line Items]
Net sales																				0
Cost of products sold (exclusive of depreciation, amortization, and depletion)																				0
Depreciation, amortization, and depletion	(14)							(14)										(55)	(55)	(55)
Selling, general, and administrative expenses																				0
Goodwill impairment																				0
Restructuring charges																				0
Other operating income
Interest income	35,416							34,465										139,844	131,347	125,912
Interest expense	(35,416)							(34,465)										(139,844)	(131,347)	(125,912)
Other (income) loss, net																				0
Equity in net loss of subsidiaries	(90,601)							(37,769)										108,352	157,926	96,438
Net loss	90,615							37,783										108,407	157,981	96,493
Other comprehensive income (loss)	(213)							(717)										(13,838)	(3,385)	12,404
Comprehensive loss	$ 90,402							$ 37,066										$ 94,569	$ 154,596	$ 108,897

[1]	Represents costs primarily associated with the closure of the former Sartell mill in 2012
[2]	Represents gain on sale of the former Sartell mill and Fiber Farm LLC in 2013 and gain on insurance settlement resulting from the fire at the former Sartell mill in 2012.